Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
(15)	Accumulated Other Comprehensive Income

The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	December 31, 2021
(dollars in thousands)	Balance at 12/31/2020	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2021	Balance at 12/31/2021

Net unrealized holding gain (loss) on securities available for sale, net of tax	$7,186	(7,212)	-	(7,212)	(26)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	6,084	7,622	-	7,622	13,706
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(1,334)		(199)	(199)	(1,533)

Accumulated other comprehensive income (loss), net of tax	11,936	410	(199)	211	12,147

	December 31, 2020
(dollars in thousands)	Balance at 12/31/2019	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2020	Balance at 12/31/2020

Net unrealized holding gain on securities available for sale, net of tax	$286	7,755	(855)	6,900	7,186
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	4,840	1,244	-	1,244	6,084
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(665)	-	(669)	(669)	(1,334)

Accumulated other comprehensive (loss) income, net of tax	4,461	8,999	(1,524)	7,475	11,936

	December 31, 2019
(dollars in thousands)	Balance at 12/31/2018	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2019	Balance at 12/31/2019

Net unrealized holding (loss) gain on securities available for sale, net of tax	$(10,416)	10,702	-	10,702	286
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	423	4,417	-	4,417	4,840
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(316)	-	(349)	(349)	(665)

Accumulated other comprehensive (loss) income, net of tax	(10,309)	15,119	(349)	14,770	4,461

The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019:

(dollars in thousands)	Years ended December 31,
	2021	2020	2019	Affected Line Item in Financial Statements
Unrealized gains on securities available for sale:
Realized gain on securities transactions	$-	1,155	-	Net gain on securities transactions
Income tax expense	-	(300)	-	Income taxes
Net of tax	-	855	-

Amortization of pension and postretirement benefit items:
Prior Service Cost
Amortization of net actuarial gain	674	708	274	Salaries and employee benefits
Amortization of prior service (cost) credit	(405)	196	197	Salaries and employee benefits
Income tax benefit	(70)	(235)	(122)	Income taxes
Net of tax	199	669	349

Total reclassifications, net of tax	$199	1,524	349